Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 17 – SEGMENT INFORMATION

The Company currently has two operating segments, (i) Gujia, MM Future and HC Securities, which provide market data services and consulting services, and (ii) MM Global, which operates as an introducing broker that clears all transactions through a clearing broker dealer and earns commission income, placement agent services fee and other related income from customers. Unallocated amounts that do not relate to an operating segment have been allocated to “Unallocated.” Since most of the Company’s long-lived assets are located in the PRC, no geographical information on long-lived assets is presented. Refer to Note 3 for disaggregated revenue information by geographical region attributed on the basis of the location where the revenue is originated.

The following tables present summary information by segment:

	Market data services and consulting services	Introducing broker services	Unallocated	Total
Year Ended December 31, 2025
REVENUE	$-	$807,500	$-	$807,500

GROSS PROFIT	$-	$174,500	$-	$174,500

NET INCOME (LOSS)	$(2,282,659)	$(324,070)	$(53,628,516)	$(56,075,245)

DEPRECIATION AND AMORTIZATION	$83,928	$-	$-	$83,928
CAPITAL EXPENDITURE	$-	$-	$-	$-

Year Ended December 31, 2024
REVENUE	$-	$1,868,333	$-	$1,868,333

GROSS PROFIT	$-	$1,525,250	$-	$1,525,250

NET LOSS FROM CONTINUING OPERATIONS	$-	$971,425	$(92,139,705)	$(91,168,280)

DEPRECIATION AND AMORTIZATION	$46,759	$-	$-	$46,759
CAPITAL EXPENDITURE	$5,036	$-	$-	$5,036

Year Ended December 31, 2023
REVENUE	$824,098	$45,837	$-	$869,935

GROSS PROFIT	$660,399	$36,588	$-	$696,987

NET LOSS FROM CONTINUING OPERATIONS	$(1,532,533)	$(402,500)	$(5,913,347)	$(7,848,380)

DEPRECIATION AND AMORTIZATION	$45,782	$-	$-	$45,782
CAPITAL EXPENDITURE	$970	$-	$-	$970

As of December 31, 2025
TOTAL ASSETS	$6,999,023	$772,125	$10,647,257	$18,418,405
As of December 31, 2024
TOTAL ASSETS	$6,488,002	$1,619,121	$57,799,734	$65,906,857